Shareholder Report, Average Annual Return (Details) 195194_REX IncomeMax Option Strategy ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
REX IncomeMax Option Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		REX IncomeMaxTM Option Strategy ETF (At NAV)
Average Annual Return, Percent	(35.90%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	0.58%